Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 15, 2012
(Oppenheimer OVAF Balanced Fund/VA) | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years (or life of class, if less	(0.25%)
10 Years (or life of class, if less)	2.92%
(Oppenheimer OVAF Balanced Fund/VA) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.66%
(Oppenheimer OVAF Balanced Fund/VA) | Barclay Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years (or life of class, if less	6.50%
10 Years (or life of class, if less)	5.78%
(Oppenheimer OVAF Balanced Fund/VA) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	5.76%	[1]
(Oppenheimer OVAF Balanced Fund/VA) | Russell 1000 Value Index
Average Annual Return:
1 Year	0.39%
5 Years (or life of class, if less	(2.64%)
10 Years (or life of class, if less)	3.89%
(Oppenheimer OVAF Balanced Fund/VA) | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.98%	[1]
(Oppenheimer OVAF Balanced Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	0.72%
5 Years (or life of class, if less	(4.05%)
10 Years (or life of class, if less)	1.47%
Inception Date	Feb. 09, 1987
(Oppenheimer OVAF Balanced Fund/VA) | Service Shares
Average Annual Return:
1 Year	0.38%
5 Years (or life of class, if less	(4.30%)
10 Years (or life of class, if less)	1.40%
Inception Date	May 01, 2002
(Oppenheimer OVAF Capital Appreciation Fund/VA) | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years (or life of class, if less	(0.25%)
10 Years (or life of class, if less)	2.92%
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Russell 1000 Growth Index
Average Annual Return:
1 Year	2.64%
5 Years (or life of class, if less	2.50%
10 Years (or life of class, if less)	2.60%
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	(1.15%)
5 Years (or life of class, if less	(0.56%)
10 Years (or life of class, if less)	1.23%
Inception Date	Apr. 03, 1985
(Oppenheimer OVAF Capital Appreciation Fund/VA) | Service Shares
Average Annual Return:
1 Year	(1.37%)
5 Years (or life of class, if less	(0.81%)
10 Years (or life of class, if less)	0.97%
Inception Date	Sep. 18, 2001
(Oppenheimer OVAF Core Bond Fund/VA) | Barclay Capital Credit Index
Average Annual Return:
1 Year	8.35%
5 Years (or life of class, if less	6.80%
10 Years (or life of class, if less)	6.35%
(Oppenheimer OVAF Core Bond Fund/VA) | Barclay's Capital Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	6.45%	[1]
(Oppenheimer OVAF Core Bond Fund/VA) | Barclay Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years (or life of class, if less	6.50%
10 Years (or life of class, if less)	5.78%
(Oppenheimer OVAF Core Bond Fund/VA) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	5.76%	[1]
(Oppenheimer OVAF Core Bond Fund/VA) | Citigroup Broad Investment Grade Bond Index
Average Annual Return:
1 Year	7.85%
5 Years (or life of class, if less	6.69%
10 Years (or life of class, if less)	5.89%
(Oppenheimer OVAF Core Bond Fund/VA) | Citigroup Broad Investment Grade Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	5.89%	[1]
(Oppenheimer OVAF Core Bond Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	8.27%
5 Years (or life of class, if less	(3.40%)
10 Years (or life of class, if less)	1.11%
Inception Date	Apr. 03, 1985
(Oppenheimer OVAF Core Bond Fund/VA) | Service Shares
Average Annual Return:
1 Year	7.93%
5 Years (or life of class, if less	(3.64%)
10 Years (or life of class, if less)	0.80%
Inception Date	May 01, 2002
Oppenheimer OVAF Global Securities Fund/VA | Morgan Stanley Capital International World Index
Average Annual Return:
1 Year	(5.54%)
5 Years (or life of class, if less	(2.37%)
10 Years (or life of class, if less)	3.62%
Oppenheimer OVAF Global Securities Fund/VA | Morgan Stanley Capital International World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	6.48%	[2]
Oppenheimer OVAF Global Securities Fund/VA | MSCI World Index
Average Annual Return:
10 Years (or life of class, if less)	3.80%	[3]
Oppenheimer OVAF Global Securities Fund/VA | Class 3 Shares
Average Annual Return:
1 Year	(8.27%)
5 Years (or life of class, if less	(1.12%)
10 Years (or life of class, if less)	9.39%
Inception Date	May 01, 2003
Oppenheimer OVAF Global Securities Fund/VA | Class 4 Shares
Average Annual Return:
1 Year	(8.49%)
5 Years (or life of class, if less	(1.37%)
10 Years (or life of class, if less)	5.02%
Inception Date	May 03, 2004
Oppenheimer OVAF Global Securities Fund/VA | Non-Service Shares
Average Annual Return:
1 Year	(8.29%)
5 Years (or life of class, if less	(1.12%)
10 Years (or life of class, if less)	5.37%
Inception Date	Nov. 12, 1990
Oppenheimer OVAF Global Securities Fund/VA | Service Shares
Average Annual Return:
1 Year	(8.53%)
5 Years (or life of class, if less	(1.36%)
10 Years (or life of class, if less)	5.12%
Inception Date	Jul. 13, 2000
(Oppenheimer OVAF Global Strategic Income/VA) | Barclay Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years (or life of class, if less	6.50%
10 Years (or life of class, if less)	5.78%
(Oppenheimer OVAF Global Strategic Income/VA) | Citigroup World Government Bond Index
Average Annual Return:
1 Year	6.35%
5 Years (or life of class, if less	7.13%
10 Years (or life of class, if less)	7.77%
(Oppenheimer OVAF Global Strategic Income/VA) | Non-Service Shares
Average Annual Return:
1 Year	0.85%
5 Years (or life of class, if less	5.33%
10 Years (or life of class, if less)	7.03%
Inception Date	May 03, 1993
(Oppenheimer OVAF Global Strategic Income/VA) | Service Shares
Average Annual Return:
1 Year	0.65%
5 Years (or life of class, if less	5.08%
10 Years (or life of class, if less)	6.71%
Inception Date	Mar. 19, 2001
(Oppenheimer OVAF High Income Fund/VA) | Merrill Lynch High Yield Master Index
Average Annual Return:
1 Year	4.50%
5 Years (or life of class, if less	7.25%
10 Years (or life of class, if less)	8.54%
(Oppenheimer OVAF High Income Fund/VA) | Merrill Lynch High Yield Master Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less	7.38%	[4]
(Oppenheimer OVAF High Income Fund/VA) | Class 3 Shares
Average Annual Return:
1 Year	(1.88%)
5 Years (or life of class, if less	(23.25%)
10 Years (or life of class, if less)
Inception Date	May 01, 2007
(Oppenheimer OVAF High Income Fund/VA) | Class 4 Shares
Average Annual Return:
1 Year	(2.06%)
5 Years (or life of class, if less	(23.20%)
10 Years (or life of class, if less)
Inception Date	May 01, 2007
(Oppenheimer OVAF High Income Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	(2.34%)
5 Years (or life of class, if less	(21.43%)
10 Years (or life of class, if less)	(7.84%)
Inception Date	Apr. 30, 1986
(Oppenheimer OVAF High Income Fund/VA) | Service Shares
Average Annual Return:
1 Year	(2.56%)
5 Years (or life of class, if less	(21.42%)
10 Years (or life of class, if less)	(7.94%)
Inception Date	Sep. 18, 2001
(Oppenheimer OVAF Main Street Fund/VA) | S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years (or life of class, if less	(0.25%)
10 Years (or life of class, if less)	2.92%
(Oppenheimer OVAF Main Street Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	(0.01%)
5 Years (or life of class, if less	(0.88%)
10 Years (or life of class, if less)	2.77%
Inception Date	Jul. 05, 1995
(Oppenheimer OVAF Main Street Fund/VA) | Service Shares
Average Annual Return:
1 Year	(0.32%)
5 Years (or life of class, if less	(1.13%)
10 Years (or life of class, if less)	2.51%
Inception Date	Jul. 13, 2000
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Years (or life of class, if less	1.24%
10 Years (or life of class, if less)	6.57%
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	(2.21%)
5 Years (or life of class, if less	0.34%
10 Years (or life of class, if less)	6.44%
Inception Date	May 01, 1998
(Oppenheimer OVAF Main Street Small Cap Fund/VA) | Service Shares
Average Annual Return:
1 Year	(2.38%)
5 Years (or life of class, if less	0.10%
10 Years (or life of class, if less)	6.22%
Inception Date	Jul. 16, 2001
(Oppenheimer OVAF Money Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	0.01%
5 Years (or life of class, if less	1.60%
10 Years (or life of class, if less)	1.88%
Inception Date	Apr. 03, 1985
(Oppenheimer OVAF Small- & Mid- Cap/VA) | Russell 2500 Growth Index
Average Annual Return:
1 Year	(1.57%)
5 Years (or life of class, if less	2.89%
10 Years (or life of class, if less)	5.23%
(Oppenheimer OVAF Small- & Mid- Cap/VA) | Russell 2000 Growth Index
Average Annual Return:
1 Year	(2.91%)
5 Years (or life of class, if less	2.09%
10 Years (or life of class, if less)	4.48%
(Oppenheimer OVAF Small- & Mid- Cap/VA) | Russell MidCap Growth Index
Average Annual Return:
1 Year	(1.65%)
5 Years (or life of class, if less	2.44%
10 Years (or life of class, if less)	5.29%
(Oppenheimer OVAF Small- & Mid- Cap/VA) | Non-Service Shares
Average Annual Return:
1 Year	1.09%
5 Years (or life of class, if less	(1.54%)
10 Years (or life of class, if less)	1.52%
Inception Date	Aug. 15, 1986
(Oppenheimer OVAF Small- & Mid- Cap/VA) | Service Shares
Average Annual Return:
1 Year	0.83%
5 Years (or life of class, if less	(1.80%)
10 Years (or life of class, if less)	1.25%
Inception Date	Oct. 16, 2000
(Oppenheimer OVAF Value Fund/VA) | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	0.01%	[5]
(Oppenheimer OVAF Value Fund/VA) | Russell 1000 Value Index
Average Annual Return:
1 Year	0.39%
5 Years (or life of class, if less	(2.64%)
10 Years (or life of class, if less)	6.31%	[6]
(Oppenheimer OVAF Value Fund/VA) | Non-Service Shares
Average Annual Return:
1 Year	(4.93%)
5 Years (or life of class, if less	1.99%
10 Years (or life of class, if less)	7.81%
Inception Date	Jan. 02, 2003
(Oppenheimer OVAF Value Fund/VA) | Service Shares
Average Annual Return:
1 Year	(4.48%)
5 Years (or life of class, if less	(2.15%)
10 Years (or life of class, if less)	(0.80%)
Inception Date	Sep. 18, 2006

[1]	From 4-30-02
[2]	From 4-30-03.
[3]	From 4-30-04.
[4]	From 4-30-07
[5]	From 8-31-06
[6]	From 12-31-02